Income Tax Expense - Summary of Income Tax Recognised in Other Comprehensive Income (Detail) - USD ($) $ in Millions	12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2017
Available for sale investments:
Net valuation losses taken to equity		$ (3)
Hedges:
Gains/(losses) taken to equity	$ 98	(25)	$ (105)
(Gains)/losses transferred to the income statement	(90)	64	129
Income tax credit relating to items that may be reclassified subsequently to the income statement	8	36	24
Items that will not be reclassified to the income statement:
Remeasurement gains/(losses) on pension and medical schemes	7	(22)	(12)
Employee share awards transferred to retained earnings on exercise	12	8	(14)
Income tax credit/(charge) relating to items that will not be reclassified to the income statement	19	(14)	(26)
Total income tax credit/(charge) relating to components of other comprehensive income	$ 27	$ 22	$ (2)